Restatement of Previously Issued Audited Financial Statements - Statement of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues - Note 14	$ 19,036	$ 11,146	$ 47,044	$ 13,709
Cost of sales	(29,402)	(23,890)	(109,621)	(30,669)
Other operating costs	(4,389)	(2,099)	(26,789)	(16,981)
Loss from operations	(14,755)	(14,843)	(89,366)	(33,941)
Interest expense - Note 9	(4,449)	(19,887)	(43,458)	(64,846)
Fair value adjustment to Warrants - Note 19	9,493	0	(3,767)	0
Interest income	23	112	199	797
Loss before reorganization items and income taxes			(136,392)	(97,990)
Reorganization items			0	905
Loss before income taxes	$ (9,688)	$ (34,618)	(136,392)	$ (98,895)
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues - Note 14			47,044
Cost of sales			(109,621)
Other operating costs			(26,789)
Loss from operations			(89,366)
Interest expense - Note 9			(43,458)
Fair value adjustment to Warrants - Note 19			(45)
Interest income			199
Loss before reorganization items and income taxes			(132,670)
Reorganization items			0
Loss before income taxes			(132,670)
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues - Note 14			0
Cost of sales			0
Other operating costs			0
Loss from operations			0
Interest expense - Note 9			0
Fair value adjustment to Warrants - Note 19			(3,722)
Interest income			0
Loss before reorganization items and income taxes			(3,722)
Reorganization items			0
Loss before income taxes			$ (3,722)